Financial Instruments and Related Disclosures - Summary of External Credit Exposure (Detail) - Credit risk [member] - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of external credit grades [line items]
Bank balances and deposits	£ 1,324	£ 2,825
US Treasury and Treasury repo only money market funds	146	54
Liquidity funds	2,253	1,395
Government securities	67	61
Third party financial derivatives	188	200
Total	3,978	4,535
AAA/Aaa [member]
Disclosure of external credit grades [line items]
US Treasury and Treasury repo only money market funds	146	54
Liquidity funds	2,253	1,395
Total	2,399	1,449
AA/Aa [member]
Disclosure of external credit grades [line items]
Bank balances and deposits		7
Government securities	67	60
Total	67	67
A/A [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	1,215	2,687
Third party financial derivatives	188	200
Total	1,403	2,887
BBB/Baa [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	49	77
Government securities		1
Total	49	78
BB+/Ba1 and Below/Unrated [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	60	54
Total	£ 60	£ 54